Other Liabilities (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities [Abstract]
Future payment	¥ 1,860,000,000	¥ 4,060,000,000.00
Guarantee receivable	4,197,264	57,132,677
Financial guarantee loans	¥ 351,277,409	¥ 291,555,165
Other liabilities description	Other liabilities are expected to be settled or recognized as income within one year or are repayable on demand.